OTHER EXPENSES - Employee expenses (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
OTHER EXPENSES
Wages, salaries and commissions	$ 38,738	$ 36,219
Benefits	5,111	6,488
Employee benefits expense	$ 43,849	$ 42,707